Equity Securities Net Gains (Losses) from Measurement Alternative Equity Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Gains (Losses) from Measurement Alternative Equity Securities
Total net gains recognized during the period	$ 6,427	$ 665	$ 2,843
Measurement alternative [Member] | Nonmarketable equity securities [Member]
Net Gains (Losses) from Measurement Alternative Equity Securities
Gross unrealized gains due to observable price changes	4,569	1,651	584
Gross unrealized losses due to observable price changes	0	0	(17)
Impairment write-downs	(109)	(954)	(116)
Realized net gains from sale	456	38	163
Total net gains recognized during the period	$ 4,916	$ 735	$ 614